Contract revenue - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Capitalized Contract Cost [Line Items]
Contract with customer, asset	$ 2,400,000,000	$ 2,500,000,000
Provision for allowances	15,000,000	11,000,000
Contract assets representing accrued revenues not yet billed	32,000,000	36,000,000
Impairment of contract assets	0
Contract with customer, liability	168,000,000	171,000,000
Contract with customer, liability, revenue recognized	99,000,000
Capitalized contract cost, impairment	0
Incremental costs for obtaining contracts
Capitalized Contract Cost [Line Items]
Capitalized contract costs	$ 86,000,000	98,000,000
Capitalized contract cost, amortization period	9 years
Capitalized contract cost, amortization	$ 22,000,000	22,000,000
Costs to fulfill contract
Capitalized Contract Cost [Line Items]
Capitalized contract costs	16,000,000	20,000,000
Capitalized contract cost, amortization	$ 5,000,000	$ 5,000,000
Costs to fulfill contract | Minimum
Capitalized Contract Cost [Line Items]
Capitalized contract cost, amortization period	7 years
Costs to fulfill contract | Maximum
Capitalized Contract Cost [Line Items]
Capitalized contract cost, amortization period	9 years